Income Taxes	12 Months Ended
Oct. 31, 2019
Income Taxes

18.	Income Taxes

i)	Income Tax Expense

The following table reconciles income taxes calculated at combined United States Federal/state tax rates with the income tax recovery in the consolidated financial statements:

	2019	2018	2017
Income (loss) before income taxes	$(9,476,934)	$(7,509,986)	$(302,397)
Effective income tax rate (%)	27.25	27.60	27.60%
Expected income tax recovery	$(2,582,166)	$(2,072,756)	$(83,462)
Loss (income) related to entities taxed as partnerships	-	1,648,189	83,462
Temporary differences related to inventory valuation	(142,025)	(24,262)	-
Temporary differences related to start-up costs	99,029	-	-
Temporary differences related to Transaction costs	320,709	-	-
Non-deductible expenses	1,059,283	29,378	-
Temporary differences related to cost of goods sold	172,517	245,410	-
Unrealized gain on biological assets	(134,720)	(149,413)	-
Share issuance costs	(13,457)	-	-
Losses and other deductions for which no benefit has been recognized	1,220,830	323,454	-
Income tax expense (recovery)	$-	$-	$-

ii)	Deferred Taxes

The temporary differences that give rise to deferred income tax assets and deferred income tax liabilities are presented below:

Deferred tax assets	2019	2018
Start up costs	$299,259	$200,231
Inventory	24,349	48,498
Biological asset fair value adjustment	-	(149,955)
Net operating loss carry-forwards	2,307,529	335,701
Share issuance costs	10,226	-
Transaction costs	331,164	-
Allowance for doubtful accounts	-	29,485
	2,972,527	463,960
Deferred taxes not recognized	(2,972,527)	(463,960)
Net deferred tax assets	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred income tax liabilities result primarily from amounts not deductible for accounting purposes until future periods. Deferred income tax assets result primarily from operating tax loss carry forwards and have been offset against deferred income tax liabilities.

As the Company operates in the cannabis industry, it is subject to the limits of United States Internal Revenue Code Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under United States Internal Revenue Code Section 280E.

Federal and Oregon tax laws impose restrictions on net operating loss carryforwards in the event of a change in ownership of the Company, as defined by the United States Internal Revenue Code Section 382. The Company does not believe that a change in ownership, as defined by United States Internal Revenue Code Section 382, has occurred but a formal study has not been completed.